Tax charge - Reconciliation of effective tax rate (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Reconciliation of effective tax rate
Operating profit (loss) based on longer-term investment returns	£ 2,405	£ 2,358
Non-operating (loss) profit	(705)	(544)
Profit (loss) before tax, attributable to shareholders	£ 1,700	£ 1,814
Expected tax rate, attributable to shareholders (as a percent)	22.00%	22.00%
Tax at the expected rate, attributable to shareholders	£ 367	£ 402
Tax at the expected rate, attributable to shareholders, percentage impact on ETR	21.60%	22.20%
Effects of recurring tax reconciliation items:
Income not taxable or taxable at concessionary rates	£ (20)	£ (31)
Income not taxable or taxable at concessionary rates, percentage impact on ETR	(1.20%)	(1.70%)
Deductions not allowable for tax purposes	£ 26	£ 18
Deductions not allowable for tax purposes, percentage impact on ETR	1.50%	1.00%
Items related to taxation of life insurance businesses	£ (35)	£ (130)
Items related to taxation of life insurance businesses, percentage impact on ETR	(2.10%)	(7.20%)
Deferred tax adjustments	£ (17)	£ 3
Deferred tax adjustments, percentage impact on ETR	(1.00%)	0.20%
Effect of results of joint ventures and associates	£ (22)	£ (20)
Effect of results of joint ventures and associates, percentage impact on ETR	(1.30%)	(1.10%)
Irrecoverable withholding taxes	£ 26	£ 29
Irrecoverable withholding taxes, percentage impact on ETR	1.50%	1.60%
Other	£ 5	£ 10
Other, percentage impact on ETR	0.40%	0.50%
Total effects of recurring tax reconciliation items	£ (37)	£ (121)
Total effects of recurring tax reconciliation items, percentage impact on ETR	(2.20%)	(6.70%)
Effects of non-recurring tax reconciliation items:
Adjustments to tax charge in relation to prior years	£ 6	£ 4
Adjustments to tax charge in relation to prior years, percentage impact on ETR	0.40%	0.20%
Movements in provisions for open tax matters	£ 8	£ 32
Movements in provisions for open tax matters, percentage impact on ETR	0.40%	1.70%
Cumulative exchange gains on the sold Korea life business recycled from other comprehensive income		£ (8)
Cumulative exchange gains on the sold Korea life business recycled from other comprehensive income, percentage impact on ETR		(0.40%)
Total effects of non-recurring tax reconciliation items	£ 14	£ 28
Total effects of non-recurring tax reconciliation items, percentage impact on ETR	0.80%	1.50%
Total actual tax charge (credit), attributable to shareholders	£ 344	£ 309
Total actual tax charge (credit), attributable to shareholders, percentage impact on ETR	20.20%	17.00%
Analysed into:
Tax on operating profit based on longer-term investment returns	£ 429	£ 563
Tax on non-operating profit	£ (85)	£ (254)
Actual tax rate:
Operating profit based on longer-term investment returns, including non-recurring tax reconciling items (as a percent)	18.00%	24.00%
Operating profit based on longer-term investment returns, excluding non-recurring tax reconciling items (as a percent)	17.00%	22.00%
Total profit attributable to shareholders (as a percent)	20.00%	17.00%
Hong Kong
Effects of non-recurring tax reconciliation items:
Percentage of net insurance premium used to calculate income tax charge	5.00%	5.00%
Operating segments
Reconciliation of effective tax rate
Operating profit (loss) based on longer-term investment returns	£ 2,796	£ 2,771
Unallocated to a segment (other operations)
Reconciliation of effective tax rate
Operating profit (loss) based on longer-term investment returns	(391)	(413)
Non-operating (loss) profit	84	98
Profit (loss) before tax, attributable to shareholders	£ (307)	£ (315)
Expected tax rate, attributable to shareholders (as a percent)	19.00%	19.00%
Tax at the expected rate, attributable to shareholders	£ (58)	£ (60)
Effects of recurring tax reconciliation items:
Income not taxable or taxable at concessionary rates	(3)	(2)
Deductions not allowable for tax purposes	1	3
Deferred tax adjustments	(8)
Irrecoverable withholding taxes	26	29
Other	2	(1)
Total effects of recurring tax reconciliation items	18	29
Effects of non-recurring tax reconciliation items:
Adjustments to tax charge in relation to prior years	3
Total effects of non-recurring tax reconciliation items	3
Total actual tax charge (credit), attributable to shareholders	(37)	(31)
Analysed into:
Tax on operating profit based on longer-term investment returns	(49)	(50)
Tax on non-operating profit	£ 12	£ 19
Actual tax rate:
Operating profit based on longer-term investment returns, including non-recurring tax reconciling items (as a percent)	13.00%	12.00%
Operating profit based on longer-term investment returns, excluding non-recurring tax reconciling items (as a percent)	13.00%	12.00%
Total profit attributable to shareholders (as a percent)	12.00%	10.00%
Asia | Operating segments
Reconciliation of effective tax rate
Operating profit (loss) based on longer-term investment returns	£ 1,016	£ 953
Non-operating (loss) profit	(338)	98
Profit (loss) before tax, attributable to shareholders	£ 678	£ 1,051
Expected tax rate, attributable to shareholders (as a percent)	22.00%	20.00%
Tax at the expected rate, attributable to shareholders	£ 149	£ 210
Effects of recurring tax reconciliation items:
Income not taxable or taxable at concessionary rates	(11)	(19)
Deductions not allowable for tax purposes	23	9
Items related to taxation of life insurance businesses	(2)	(43)
Deferred tax adjustments	(9)	4
Effect of results of joint ventures and associates	(20)	(19)
Other		3
Total effects of recurring tax reconciliation items	(19)	(65)
Effects of non-recurring tax reconciliation items:
Adjustments to tax charge in relation to prior years	1
Movements in provisions for open tax matters	8	7
Cumulative exchange gains on the sold Korea life business recycled from other comprehensive income		(8)
Total effects of non-recurring tax reconciliation items	9	(1)
Total actual tax charge (credit), attributable to shareholders	139	144
Analysed into:
Tax on operating profit based on longer-term investment returns	151	152
Tax on non-operating profit	£ (12)	£ (8)
Actual tax rate:
Operating profit based on longer-term investment returns, including non-recurring tax reconciling items (as a percent)	15.00%	16.00%
Operating profit based on longer-term investment returns, excluding non-recurring tax reconciling items (as a percent)	14.00%	15.00%
Total profit attributable to shareholders (as a percent)	21.00%	14.00%
Asia insurance operations | Operating segments
Reconciliation of effective tax rate
Operating profit (loss) based on longer-term investment returns	£ 927	£ 870
US | Operating segments
Reconciliation of effective tax rate
Operating profit (loss) based on longer-term investment returns	1,002	1,073
Non-operating (loss) profit	184	(782)
Profit (loss) before tax, attributable to shareholders	£ 1,186	£ 291
Expected tax rate, attributable to shareholders (as a percent)	21.00%	35.00%
Tax at the expected rate, attributable to shareholders	£ 249	£ 102
Effects of recurring tax reconciliation items:
Income not taxable or taxable at concessionary rates	(5)	(10)
Deductions not allowable for tax purposes	1
Items related to taxation of life insurance businesses	(34)	(85)
Other	2	4
Total effects of recurring tax reconciliation items	(36)	(91)
Effects of non-recurring tax reconciliation items:
Adjustments to tax charge in relation to prior years	3	10
Movements in provisions for open tax matters		25
Total effects of non-recurring tax reconciliation items	3	35
Total actual tax charge (credit), attributable to shareholders	216	46
Analysed into:
Tax on operating profit based on longer-term investment returns	177	321
Tax on non-operating profit	£ 39	£ (275)
Actual tax rate:
Operating profit based on longer-term investment returns, including non-recurring tax reconciling items (as a percent)	18.00%	30.00%
Operating profit based on longer-term investment returns, excluding non-recurring tax reconciling items (as a percent)	17.00%	27.00%
Total profit attributable to shareholders (as a percent)	18.00%	16.00%
UK and Europe | Operating segments
Reconciliation of effective tax rate
Operating profit (loss) based on longer-term investment returns	£ 778	£ 745
Non-operating (loss) profit	(635)	42
Profit (loss) before tax, attributable to shareholders	£ 143	£ 787
Expected tax rate, attributable to shareholders (as a percent)	19.00%	19.00%
Tax at the expected rate, attributable to shareholders	£ 27	£ 150
Effects of recurring tax reconciliation items:
Income not taxable or taxable at concessionary rates	(1)
Deductions not allowable for tax purposes	1	6
Items related to taxation of life insurance businesses	1	(2)
Deferred tax adjustments		(1)
Effect of results of joint ventures and associates	(2)	(1)
Other	1	4
Total effects of recurring tax reconciliation items		6
Effects of non-recurring tax reconciliation items:
Adjustments to tax charge in relation to prior years	(1)	(6)
Total effects of non-recurring tax reconciliation items	(1)	(6)
Total actual tax charge (credit), attributable to shareholders	26	150
Analysed into:
Tax on operating profit based on longer-term investment returns	150	140
Tax on non-operating profit	£ (124)	£ 10
Actual tax rate:
Operating profit based on longer-term investment returns, including non-recurring tax reconciling items (as a percent)	19.00%	19.00%
Operating profit based on longer-term investment returns, excluding non-recurring tax reconciling items (as a percent)	19.00%	20.00%
Total profit attributable to shareholders (as a percent)	18.00%	19.00%